ACQUISITION OF CARIBOO COPPER CORPORATION (Narrative) (Details) $ in Thousands			1 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 15, 2023 CAD ($) $ / Pound	Mar. 14, 2023	Dec. 20, 2024	Mar. 25, 2024 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 24, 2017	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Mar. 24, 2024	Dec. 31, 2023 CAD ($)	Apr. 01, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Gain on acquisition of control of Gibraltar									$ 14,982		$ 0
Gain on Cariboo acquisition									47,426		46,212
Cost of sales									490,938		374,558
Inventory write-down											7,613
Inventory sold or processed with write-ups to net realizable value									26,349		0
Net income									(13,444)		82,726
Gibraltar Mines [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	12.50%			12.50%
Proportion of ownership interest in subsidiary				75.00%
Total fair value of net assets acquired							$ 37,717		37,717
Book value of assets acquired							22,735		22,735
Gain on acquisition of control of Gibraltar									14,982
Gibraltar Mines [Member] | Ore stockpiles and molybdenum [Member]
Disclosure of detailed information about business combination [line items]
Total fair value of net assets acquired							134,723		134,723
Book value of assets acquired							121,381		121,381
Deemed disposition							13,342		$ 13,342
Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	12.50%			12.50%
Proportion of ownership interest in joint venture	87.50%	75.00%	100.00%			75.00%		75.00%	100.00%	87.50%
Gibraltar Joint Venture [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				75.00%
Final Purchase Price Allocation [Member] | Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Total fair value of net assets acquired				$ 760,180
Cariboo Copper Corp [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture				100.00%
Proportion of ownership interest in subsidiary				25.00%
Maximum amount of contingent payments over the five-year period	$ 57,000
Maximum acquisition cost	117,000
Total fair value of consideration payable	79,397
Gain on Cariboo acquisition											$ 46,212
Contingent performance payments	$ 28,010											$ 4,549
Gain on fair value contingent performance payments									$ 263
Inventory sold or processed with write-ups to net realizable value									26,349
Net income								$ 16,246
Acquisition related costs								$ 547
Cariboo Copper Corp [Member] | Sojitz Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%
Minimum amount of acquisition price payable	$ 60,000
Initial amount paid upon closing	10,000
Remaining minimum amounts to be paid in annual instalments over next five years	$ 10,000
Second instalment paid					$ 10,000
Cariboo Copper Corp [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				75.00%
Proportion of ownership interest in subsidiary				50.00%
Percentage of available tax pools and tax attributes				50.00%
Cariboo Copper Corp [Member] | Dowa Metals & Mining Co., Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				50.00%
Cariboo Copper Corp [Member] | Dowa And Furukawa [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				50.00%
Minimum amount of acquisition price payable				$ 117,000
Maximum amount of acquisition price payable				142,000
Initial amount paid upon closing				5,000
Annual payment of purchase consideration				5,000
Maximum amount of annual payment when copper prices are US$5.00 per pound or higher				15,250
Final balloon payment				117,000
Fixed consideration payable				$ 71,116,000
Bargain purchase gain									$ 47,426,000
Cariboo Copper Corp [Member] | Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				12.50%
Proportion of ownership interest in joint venture				87.50%
Increase in effective rate of ownership interest				100.00%
Gain on acquisition of control of Gibraltar							14,982
Cost of sales							43,105
Gross profit							17,122
Inventory write-down							17,122
Fair value inventory adjustments							2,140
Inventory sold or processed with write-ups to net realizable value							$ 9,227
Cariboo Copper Corp [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Minimum average LME copper price per pound in year for payment of annual contingent performance | $ / Pound	3.5
Percentage of sliding scale per pound copper	0.38%
Cariboo Copper Corp [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Minimum average LME copper price per pound in year for payment of annual contingent performance | $ / Pound	5
Percentage of sliding scale per pound copper	2.13%
Cariboo Copper Corp [Member] | Final Purchase Price Allocation [Member]
Disclosure of detailed information about business combination [line items]
Total fair value of net assets acquired	$ 125,609			$ 118,542